Note 28 - Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
	2017	2016

Less than 1 year	35.7	26.7
Between 1 and 5 years	129.4	61.4
More than 5 years	71.1	66.5
	236.2	154.6